Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

19   Leases

(a)	Amounts recognized in the consolidated balance sheets

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Right‑of‑use assets (Note 14)
- Properties	48,572	23,706

Lease liabilities (Note 29)
- Non - current	28,283	10,670
- Current	22,941	13,735
	51,224	24,405

Additions to the right-of-use assets during the years ended December 31, 2023 and 2024 were RMB21,612,000 and RMB58,238,000, respectively.

The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on December 31, 2023 and 2024 was 4.26% and 4.29%.

(b)	Amounts recognized in the consolidated statements of comprehensive income

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Depreciation charge of right-of-use assets (Note 14)
- Continuing operations	69,468	39,904	32,666
- Discontinued operations	6,051	5,178	817
	75,519	45,082	33,483

Interest expenses (included in finance cost) (Note 10)
- Continuing operations	7,224	3,005	1,930
- Discontinued operations	354	443	81
	7,578	3,448	2,011
Total	83,097	48,530	35,494

The total cash outflow for leases in 2022, 2023 and 2024 were RMB79,618,000, RMB67,180,000 and RMB39,533,000, respectively.

Expenses recognized in relation to short-term leases for the years ended December 31, 2022, 2023 and 2024 amounted to RMB2,884,000, RMB6,258,000, and RMB3,274,000, respectively.